Property, Equipment and Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Property, Equipment and Intangible Assets, Net [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Note 8 — PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consist of the following:

	September 30, 2024	September 30, 2023

Office equipment	$372,218	$331,114
Leasehold improvements	140,795	394,147
Software	28,500	-
Subtotal	541,513	725,261
Less: accumulated depreciation and amortization	(329,841)	(410,609)
Property and equipment, net	$211,672	$314,652

Depreciation expenses for the years ended September 30, 2024, 2023 and 2022 amounted to $92,649, $153,405 and $169,808, respectively.